Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Tax rate	27.00%
Valuation allowance	$ 23.7	$ 20.9
Net operating loss	$ 30.1	$ 15.6